united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares		Value
	COMMON STOCK - 0.2%
	BANKS - 0.0%
26,000	National Bank of Greece SA *	$ 7,119

	MACHINERY-DIVERSIFIED - 0.2%
1,658	FANUC Corp.	216,439

	TOTAL COMMON STOCK (Cost $576,907)	223,558

Shares
	SHORT-TERM INVESTMENTS -91.6%
	MONEY MARKET FUNDS - 91.6%
33,614,860	Fidelity Institutional Money Market Funds - Government Portfolio, 0.18% ^ + #	33,614,860
9,964,781	Fidelity Institutional Money Market Funds - Money Market Portfolito, 0.34% ^ + #	9,964,781
10,047,706	Fidelity Institutional Money Market Funds - Tax Exempt Portfolio, 0.01% ^ + #	10,047,706
11,322,357	First American Government Obligations Fund, 0.00% ^ + #	11,322,357
12,208,249	First American Prime Obligations Fund, 0.00% ^ + #	12,208,249
9,986,085	First American Treasury Obligations Fund, 0.00% ^ + #	9,986,085
10,133,995	Invesco STIT - Liquid Assets Portfolio, 0.38% ^ + #	10,133,995
10,234,724	Invesco STIT - STIC Prime Portfolio, 0.33% ^ + #	10,234,724
9,760,344	Invesco STIT - Treasury Portfolio, 0.18% ^ + #	9,760,344
	TOTAL SHORT-TERM INVESTMENTS (Cost - $117,273,101)	117,273,101

	TOTAL INVESTMENTS - 91.8% (Cost - $117,850,008) (a)	$ 117,496,659
	CALL OPTIONS WRITTEN - (0.4) % (Proceeds $272,361)	(495,604)
	PUT OPTIONS WRITTEN - (0.2) % (Proceeds $363,950)	(199,619)
	OTHER ASSETS LESS LIABILITIES - 8.8%	11,187,049
	NET ASSETS - 100.0%	$ 127,988,485

Contracts
	CALL OPTIONS WRITTEN - (0.4) %
37	Brent Crude Future ** #	158,360
	Expiration March 2016, Exercise Price $35.00
160	Chevron Corp. ***	56,000
	Expiration February 2016, Exercise Price $85.00
237	IMM EURO$ Future **** #	167,381
	Expiration December 2016, Exercise Price $99.00
178	IMM EURO$ Future **** #	62,300
	Expiration December 2016, Exercise Price $99.25
30	US Bond Future ** #	51,563
	Expiration March 2016, Exercise Price $161.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $272,361)	495,604

	PUT OPTIONS WRITTEN - (0.2) %
237	IMM EURO$ Future **** #	57,769
	Expiration December 2016, Exercise Price $99.00
178	IMM EURO$ Future **** #	91,225
	Expiration December 2016, Exercise Price $99.25
30	US Long Bond Future ** #	50,625
	Expiration March 2016, Exercise Price $161.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $363,950)	199,619

*	Non-income producing security.
^	Money market fund; interest rate reflects effective yield on January 31, 2016.
+	All or a portion of the security is held as collateral for written call and put options.
#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.
**	1,000 shares per contract.
***	100 shares per contract.
****	2,500 shares per contract.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $117,426,168 including call options written, put options written, excluding futures and forward currency contracts and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(624,732)
	Net unrealized depreciation	$ (624,732)

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

Number of				Underlying Face	Unrealized
Contracts				Amount at Value	Appreciation/(Depreciation)
	LONG FUTURES CONTRACTS - 0.4%
385	90 Day Euro$ Future Dec 2016 #			$ 95,465,563	$ 299,000
158	U.S. 10 Year Future Mar 2016 #			20,473,324	200,262
30	U.S. Long Bond Future Mar 2016 #			4,830,930	(9,375)
	TOTAL LONG FUTURES CONTRACTS			$ 120,769,817	$ 489,887

	SHORT FUTURES CONTRACTS - (0.4) %
91	Crude Oil Future Apr 2016 #			3,210,480	(231,654)
83	Euro-Bund Future Mar 2016 #			14,672,491	(229,026)
	TOTAL SHORT FUTURES CONTRACTS			$ 17,882,971	$ (460,680)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Canadian Dollar	2/1/2016	Jefferies	$ 5,700,000	$ 4,056,662	$ 7,792
China Yuan Renminbi	4/5/2016	Jefferies	13,002,000	1,953,654	(1,387)
Euro	2/1/2016	Jefferies	3,875,000	4,193,830	(55,882)
Hong Kong Dollar	2/18/2016	Jefferies	117,106,000	15,052,443	48,867
Hong Kong Dollar	4/19/2016	Jefferies	31,175,000	4,006,686	23,169
Saudi Ryal	4/13/2016	Jefferies	16,700,000	4,436,300	18,310
Saudi Ryal	5/9/2016	Jefferies	52,770,000	14,002,103	14,530
				$ 47,701,678	$ 55,399
To Sell:
Canadian Dollar	2/1/2016	Jefferies	$ 5,700,000	$ 4,056,662	$ (29,248)
China Yuan Renminbi	8/2/2016	Jefferies	13,227,000	1,956,323	(1,257)
Euro	2/1/2016	Jefferies	3,875,000	4,193,830	48,520
Hong Kong Dollar	2/18/2016	Jefferies	117,106,000	15,052,443	11,234
Hong Kong Dollar	4/16/2016	Jefferies	154,775,000	19,892,271	(12,366)
Saudi Ryal	4/13/2016	Jefferies	16,700,000	4,436,300	1,649
Saudi Ryal	5/9/2016	Jefferies	73,960,000	19,624,702	88,120
Saudi Ryal	8/25/2016	Jefferies	30,630,000	8,082,807	(41,070)
Thai Baht	2/1/2016	Jefferies	446,771,000	12,524,286	(277,274)
				$ 89,819,624	$ (211,692)

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares		Value
	COMMON STOCK - 3.8%
	APPAREL - 0.1%
7,147	Geox SpA *	$ 27,550

	BANKS - 0.1%
4,109	Nordax Group AB * ^ +	20,271

	BEVERAGES - 0.1%
1,107	Marie Brizard Wine & Spirits SA * ^	23,481

	BUILDING MATERIALS - 0.1%
1,385	Bauer AG	21,224

	COMMERCIAL SERVICES - 0.4%
1,258	Cramo OYJ	24,070
1,368	Elis SA ^	23,865
941	Openjobmetis Spa agenzia per il lavoro *	7,408
3,327	Space2 SpA *	34,925
		90,268
	COSMETICS/PERSONAL CARE - 0.1%
867	Interparfums SA	20,886

	ELECTRICAL COMPONONENTS & EQUIPMENT - 0.1%
777	TKH Group NV	28,791

	ELECTRONICS - 0.1%
941	Vaisala OYJ	24,277

	ENERGY-ALTERNATE SOURCES - 0.1%
7,247	Ence Energia y Celulosa SA ^	22,901
17,173	Mytrah Energy Ltd. *	10,845
		33,746
	ENGINEERING & CONSTRUCTION - 0.1%
408	Implenia AG ^	19,972
15,746	Lakehouse PLC	18,771
		38,743
	ENTERTAINMENT - 0.1%
22,156	Sportech PLC *	18,552

	ENVIRONMENTAL CONTROL - 0.0%
29,089	Ironveld PLC *	1,800

	FOOD - 0.0%
8,630	Crawshaw Group PLC	9,796

	HEALTHCARE-PRODUCTS - 0.3%
4,003	MagForce AG *	22,743
1,726	RaySearch Laboratories AB *	19,626
116	Straumann Holding AG	35,100
		77,469
	HOME BUILDERS - 0.1%
13,039	Cairn Homes PLC * ^	16,651

	INSURANCE - 0.2%
238	Euler Hermes Group ^	20,348
6,750	Storebrand ASA *	27,113
		47,461
	INTERNET - 0.1%
2,983	Gruppo MutuiOnline SpA	24,534

	LEISURE TIME - 0.1%
8,545	Piaggio & C SpA	17,847

	LODGING - 0.2%
4,097	Dalata Hotel Group PLC * ^	21,725
5,296	NH Hotel Group SA *	21,836
		43,561
	MACHINERY-DIVERSIFIED - 0.1%
1,813	SAES Getters SpA	24,211

	MEDIA - 0.1%
1,943	Atresmedia Corp. de Medios de Comunicacion SA ^	18,315

	MINING - 0.1%
17,311	Petra Diamonds Ltd.	21,742

	OIL & GAS - 0.1%
71,116	Lekoil Ltd. - CDI *	15,896
27,272	Savannah Petroleum PLC *	9,144
		25,040
Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	PHARMACEUTICALS - 0.1%
1,627	Laboratorios Farmaceuticos Rovi SA	$ 24,650

	PRIVATE EQUITY - 0.1%
1,281	mutares AG	24,205

	REAL ESTATE - 0.3%
33,977	Inmobiliaria Colonial SA *	22,650
504	Nexity SA ^	22,769
21,191	Real Estate Investors PLC	20,450
4,434	Telford Homes PLC	23,110
		88,979
	RETAIL - 0.1%
2,881	Fila SpA	31,490

	SEMICONDUCTORS - 0.0%
16,215	Nanoco Group PLC *	10,356

	SOFTWARE - 0.1%
1,338	Digital Bros SpA	8,999
3,899	SHL TeleMedicine Ltd. *	25,499
		34,498
	TELECOMMUNICATIONS - 0.1%
2,345	ADVA Optical Networking SE *	22,053

	TEXTILES - 0.1%
1,225	Victoria PLC *	19,298

	TRANSPORTATION - 0.1%
36,843	d'Amico International Shipping SA *	19,282

	TOTAL COMMON STOCK (Cost - $1,043,006)	951,027

	MUTUAL FUND - 0.1%
13,884	Apax Global Alpha Ltd. + (Cost - $24,256)	22,463

	WARRANTS - 0.0%
10,960	African Petroleum Corp. Ltd., Expiration March 18, 2017, Exercise Price $7.50 NOK	-
831	Space2 SpA, Expiration June 22, 2020, Exercise Price $9.50 EUR	634
	TOTAL WARRANTS (Cost - $813)	634

	SHORT-TERM INVESTMENTS - 60.9%
	MONEY MARKET FUND - 60.9%
15,420,191	Fidelity Institutional Money Market Funds - Government Portfolio, 0.18% **	15,420,191
	(Cost - $15,420,191)

	TOTAL INVESTMENTS - 64.8% (Cost - $16,488,266) (a)	$ 16,394,315
	SECURITIES SOLD SHORT - (0.8) % (Proceeds - $208,086)	(189,457)
	OTHER ASSETS LESS LIABILITIES - 36.0%	9,120,046
	NET ASSETS - 100.0%	$ 25,324,904

	SECURITIES SOLD SHORT - (0.8)%
	AUTO PARTS & EQUIPMENT - (0.1)%
407	Brembo SpA	16,614

	COMMERCIAL SERVICES - (0.1)%
3,674	Prosegur Cia de Seguridad SA	16,421

	ELECTRONICS - (0.1)%
759	Renishaw PLC	19,518

	FOOD - (0.1)%
2,873	Distribuidora Internacional de Alimentacion SA	15,381

	HOME FURNISHINGS - (0.0)%
1,154	Bang & Olufsen A/S ^	12,133

	MISCELLANEOUS MANUFACTURING - (0.1)%
434	Wartsila OYJ Abp	19,402

	OIL & GAS SERVICES - (0.0)%
903	TGS Nopec Geophysical Co. ASA	12,956

	SEMICONDUCTORS - (0.1)%
357	Melexis NV	17,832
2,600	Nordic Semiconductor ASA	12,023
		29,855
	SOFTWARE - (0.1)%
682	Fidessa Group PLC	18,235

	TRANSPORTATION - (0.1)%
149	Panalpina Welttransport Holding AG	14,420
9,983	Stobart Group Ltd.	14,522
		28,942

	TOTAL SECURITIES SOLD SHORT (Proceeds - $208,086)	189,457
Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

EUR - Euro
NOK - Norwegian Krone
PLC - Public Limited Company
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
+ 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of January 31, 2016, these securities amounted to $42,734 or 0.2% of net assets.
** Money market fund; interest rate reflects effective yield on January 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is including securities sold short and excluding swaps is $16,280,180 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 22,447
	Unrealized depreciation	(97,769)
	Net unrealized depreciation	$ (75,322)

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - (2.1) %
Goldman Sachs International	Acerinox, S.A.	EUR	60,463	$ 471,696	0.369%	1/27/2026	$ 30,531
Goldman Sachs International	Adva AG NPV	EUR	44,523	456,383	0.369%	1/9/2026	(75,189)
Goldman Sachs International	APAX Global Alpha Ltd.	GBP	332,896	400,274	1.109%	1/14/2026	(29,481)
Goldman Sachs International	Atresmedia Corporacion De Medios De Comunicacion, S.A.	EUR	65,751	583,848	0.369%	1/12/2026	(12,074)
Goldman Sachs International	Bauer Aktiengesellschaft	EUR	34,111	546,327	0.369%	1/9/2026	(68,520)
Goldman Sachs International	Cairn Homes PLC	EUR	290,663	343,338	0.369%	1/9/2026	(385)
Goldman Sachs International	Compagnie Industriali Riunite	EUR	520,000	433,368	0.369%	1/25/2026	30,726
Goldman Sachs International	Construcciones Y Auxiliar Ferrocarriles	EUR	2,148	466,207	0.369%	1/22/2026	64,875
Goldman Sachs International	Cramo PLC	EUR	27,847	501,534	0.369%	1/9/2026	(9,956)
Goldman Sachs International	Crawshaw Group PLC	GBP	215,317	182,720	1.109%	1/9/2026	(14,913)
Goldman Sachs International	D’Amico International Shipping	EUR	1,238,595	775,559	0.369%	1/9/2026	(191,088)
Goldman Sachs International	Dalata Hotel Group PLC	EUR	93,718	450,746	0.369%	1/23/2026	9,169
Goldman Sachs International	Digital Bros SPA	EUR	35,674	233,802	0.369%	1/9/2026	(13,082)
Goldman Sachs International	Elis S.A	EUR	32,500	472,802	0.369%	1/14/2026	55,297
Goldman Sachs International	Ence Energia Y Celulosa SA	EUR	179,442	572,663	0.369%	1/12/2026	(52,696)
Goldman Sachs International	Euler Hermes SA	EUR	5,649	480,623	0.369%	1/9/2016	(37,175)
Goldman Sachs International	Fila SPA	EUR	72,812	774,799	2.269%	1/9/2026	(42,635)
Goldman Sachs International	Geox SPA	EUR	161,996	594,299	0.369%	1/9/2026	(18,688)
Goldman Sachs International	Inter Parfums	EUR	23,076	484,406	0.377%	1/14/2026	31,670
Goldman Sachs International	Mutuionline	EUR	64,285	488,996	0.369%	1/9/2026	(466)
Goldman Sachs International	Implenia AG	CHF	11,875	555,672	(0.185)%	1/9/2026	38,906
Goldman Sachs International	Lakehouse PLC	GBP	325,000	278,838	1.109%	1/21/2026	(8,285)
Goldman Sachs International	Lekoil Ltd.	GBP	1,524,793	270,653	1.113%	1/9/2026	(43,284)
Goldman Sachs International	Magforce AG	EUR	94,636	514,424	0.369%	1/14/2026	(19,032)
Goldman Sachs International	Marie Brizard Wine & Spirits	EUR	27,829	541,709	0.369%	1/9/2026	4,047
Goldman Sachs International	Mutares AG	EUR	20,000	366,832	2.269%	1/21/2026	(19,082)
Goldman Sachs International	Nanoco Group PLC	GBP	536,762	297,928	1.109%	1/9/2026	(80,022)
Goldman Sachs International	Nexity	EUR	12,042	477,559	0.377%	1/9/2026	27,201
Goldman Sachs International	NH Hoteles SA	EUR	125,311	501,244	0.377%	1/22/2026	(25,766)
Goldman Sachs International	Nordax Group	SEK	89,558	4,274,496	0.194%	1/9/2026	(56,702)
Goldman Sachs International	Ocado Group PLC	GBP	73,076	200,885	1.109%	1/26/2026	(11,199)
Goldman Sachs International	Petra Diamonds Ltd.	GBP	316,475	245,759	1.109%	1/9/2026	48,709
Goldman Sachs International	Piaggio & C. S.P.A.	EUR	326,247	671,775	0.377%	1/9/2026	(45,581)
Goldman Sachs International	Raysearch Laboratories	SEK	44,593	5,317,188	0.194%	1/9/2026	(113,053)
Goldman Sachs International	Real Estate Investors PLC	GBP	509,275	352,102	1.109%	1/14/2026	(8,225)
Goldman Sachs International	Rovi Laboratorios Farmaceuticos	EUR	33,805	486,365	0.369%	1/12/2026	(14,172)
Goldman Sachs International	Saes Getters SPA	EUR	41,763	488,316	0.377%	1/21/2026	29,262
Goldman Sachs International	Saras SPA	EUR	215,185	410,960	0.299%	2/4/2026	2,375
Goldman Sachs International	Savannah Petroleum PLC	GBP	505,000	121,336	1.109%	1/9/2026	(2,881)
Goldman Sachs International	SHL Telemedicine Ltd.	CHF	68,000	440,640	0.075%	1/14/2026	14,602
Goldman Sachs International	Space2 S.P.A.	EUR	55,000	535,975	0.377%	1/14/2026	(2,678)
Goldman Sachs International	Sportech PLC	GBP	557,766	335,329	1.109%	1/9/2026	(8,866)
Goldman Sachs International	Storebrand ASA	NOK	166,338	5,421,538	1.670%	1/14/2026	46,827
Goldman Sachs International	Straumann Holding	CHF	2,647	794,362	(0.185)%	1/9/2026	25,581
Goldman Sachs International	Suess Microtec	EUR	58,664	477,370	0.369%	1/22/2026	49,116
Goldman Sachs International	TKH Group	EUR	17,459	613,249	0.369%	1/9/2026	(16,723)
Goldman Sachs International	Vaisala SER	EUR	21,875	508,901	0.369%	1/9/2026	13,635
Goldman Sachs International	Victoria ORD	GBP	31,122	358,619	1.109%	1/14/2026	(18,683)
				$ 35,574,414			$ (538,053)

	SHORT TOTAL RETURN SWAP CONTRACTS - 0.1%
Goldman Sachs International	Bang & Olufsen Holding	DKK	27,368	2,096,022	(9.954)%	1/14/2026	16,220
Goldman Sachs International	Brembo ITL	EUR	9,637	390,287	(0.628)%	1/14/2026	28,981
Goldman Sachs International	Melexis NPV	EUR	8,172	376,757	(0.628)%	1/14/2026	(456)
Goldman Sachs International	Renishaw PLC	GBP	15,757	272,384	0.852%	1/16/2026	(18,638)
				$ 3,135,450			$ 26,107
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares				Value
	BANK DEBT - 0.4% *		Maturity
100,000	Eastman Kodak Co. +		9/3/2020	$ 83,375
11,854	Toys R Us +		5/25/2018	9,009
	TOTAL BANK DEBT (Cost - $98,512)			92,384

	COMMON STOCK - 33.6%
	AEROSPACE/DEFENSE - 0.0%
20,586	Point Blank Solutions, Inc. * #			2,470

	BANKS - 0.5%
4,234	CIT Group, Inc. +			124,268

	BEVERAGES - 2.5%
6,500	Diageo PLC			173,841
4,814	PepsiCo, Inc. +			478,030
				651,871
	CHEMICALS - 5.5%
6,879	Ashland, Inc. +			651,854
9,774	Dow Chemical Co. +			410,508
7,488	Koninklijke DSM +			360,768
				1,423,130
	COMMERCIAL SERVICES - 2.8%
25,379	Hertz Global Holdings, Inc. * +			230,441
13,643	PayPal Holdings, Inc. * +			493,058
				723,499
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
14,586	FNF Group +			472,295

	ENTERTAINMENT - 1.2%
1,382	Madison Square Garden Co. *			212,939
1,280	MGM Holdings, Inc. * +			95,520
				308,459
	FOOD - 0.9%
7,123	Tootsie Roll Industries, Inc. +			233,777

	HEALTHCARE-PRODUCTS - 3.5%
17,272	Abbott Laboratories +			653,745
15,660	Smith & Nephew PLC +			258,251
				911,996
	INSURANCE - 1.3%
13,647	Assured Guaranty Ltd. +			324,526

	INTERNET - 1.0%
8,755	Yahoo!, Inc. * +			258,360

	MEDIA - 3.2%
27,949	Gray Television, Inc. * +			367,529
2,770	MSG Networks, Inc. * +			48,447
14,867	Starz * +			422,669
				838,645
	MINING - 0.3%
10,803	MAG Silver Corp. * +			70,976

	MISCELLANEOUS MANUFACTURING - 1.0%
5,211	Ingersoll-Rand PLC +			268,210

	PHARMACEUTICALS - 5.1%
733	Allergan PLC * +			208,487
18,169	Pfizer, Inc. +			553,973
12,881	Zoetis, Inc. +			554,527
				1,316,987
	REITS - 0.2%
3,971	Winthrop Realty Trust +			52,338

	RETAIL - 2.7%
5,037	Dillard's, Inc - Class A +			354,655
11,013	Vitamin Shoppe, Inc. * +			335,126
				689,781
	SOFTWARE - 0.1%
32,692	CDC Corp. * #			5,231
616,570	Trident Microsystems, Inc. * #			15,414
				20,645

	TOTAL COMMON STOCK (Cost - $9,023,093)			8,692,233

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 0.8% *
	CHEMICALS - 0.0%
$ 332,000	Momentive Performance Materials, Inc.	11.500	12/1/2016	4,980

	COSMETICS/PERSONAL CARE - 0.1%
42,000	Avon Products, Inc.	5.000	3/15/2023	27,195
Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Principal		Coupon Rate (%)	Maturity	Value
	ENTERTAINMENT - 0.1%
$ 37,774	Chukchansi Economic Development Authority *	9.750	5/30/2020	$ 21,531

	ENVIRONMENTAL CONTROL - 0.0%
42,000	Tervita Corp.	10.875	2/15/2018	7,770

	OIL & GAS - 0.1%
41,000	Energy XXI Gulf Coast, Inc.	11.000	3/15/2020	9,891
31,000	EPL Oil & Gas, Inc.	8.250	2/15/2018	1,860
				11,751
	RETAIL - 0.3%
36,000	Bon-Ton Department Stores, Inc. #	10.625	7/15/2017	28,800
86,000	Claire's Stores, Inc.	8.875	3/15/2019	18,490
38,300	Nebraska Book Holdings, Inc.	15.000	6/30/2016	39,258
				86,548
	TELECOMMUNICATIONS - 0.2%
30,000	Intelsat Luxembourg	6.750	6/1/2018	22,125
27,000	United States Cellular Corp.	6.700	12/15/2033	23,463
				45,588

	TOTAL CORPORATE BONDS (Cost - $222,851)			205,363

Shares
	EQUITY FUNDS - 0.5%
5,663	iPath S&P 500 VIX Short-term Futures ETN *			136,705
	TOTAL EQUITY FUND (Cost - $123,237)

Contracts
	CALL OPTIONS PURCHASED - 0.0% **
225	FireEye, Inc.			5,850
	Expiration March 2016, Exercise Price $20.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $24,710)

	PUT OPTIONS PURCHASED - 0.4% **
41	Consumer Discretionary Select Sector SPDR Fund			3,260
	Expiration February 2016, Exercise Price $71.50
51	Financial Select Sector SPDR Fund			2,397
	Expiration March 2016, Exercise Price $21.00
109	Health Care Select Sector SPDR Fund			28,885
	Expiration March 2016, Exercise Price $67.00
37	iShares iBoxx $ High Yield Corporate Bond ETF			2,331
	Expiration February 2016, Exercise Price $78.00
59	iShares MSCI EAFE ETF			3,127
	Expiration February 2016, Exercise Price $54.00
110	Mattel, Inc.			6,050
	Expiration February 2016, Exercise Price $25.00
118	Pfizer, Inc.			11,328
	Expiration March 2016, Exercise Price $30.00
140	Powershares QQQ Trust Series 1			15,820
	Expiration February 2016, Exercise Price $101.00
108	SPDR S&P500 ETF Trust			11,664
	Expiration February 2016, Exercise Price $185.00
78	SPDR S&P500 ETF Trust			11,154
	Expiration March 2016, Exercise Price $176.00
	TOTAL PUT OPTIONS PURCHASED (Cost - $149,622)			96,016

	WARRANT - 0.0%
4	General Motors Co. +			79
	TOTAL WARRANT (Cost - $67)

Shares
	SHORT-TERM INVESTMENTS -62.6%
	MONEY MARKET FUNDS - 62.6%
16,228,236	Fidelity Institutional Money Market Funds - Government Portfolio, 0.18% ^ +			16,228,236
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,228,236)

	TOTAL INVESTMENTS - 98.3% (Cost - $25,870,328) (a)			$ 25,456,866
	CALL OPTIONS WRITTEN - (0.0) % (Proceeds - $2,868)			(650)
	PUT OPTIONS WRITTEN - (0.3) % (Proceeds - $84,368)			(62,929)
	SECURITIES SOLD SHORT - (14.0) % (Proceeds - $3,631,325)			(3,639,476)
	OTHER ASSETS LESS LIABILITIES - 16.0%			4,156,830
	NET ASSETS - 100.0%			$ 25,910,641

Contracts
	CALL OPTIONS WRITTEN - (0.0) % **
65	Health Care Select Sector SPDR Fund			650
	Expiration March 2016, Exercise Price $73.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,868)

	PUT OPTIONS WRITTEN - (0.2) % **
62	Consumer Discretionary Select Sector SPDR Fund			1,550
	Expiration February 2016, Exercise Price $67.50
77	Financial Select Sector SPDR Fund			693
	Expiration March 2016, Exercise Price $18.00
Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Contracts				Value
	PUT OPTIONS WRITTEN (Continued) **
225	FireEye Inc			$ 39,600
	Expiration March 2016, Exercise Price $14.00
109	Health Care Select Sector SPDR Fund			8,284
	Expiration March 2016, Exercise Price $61.00
75	iShares iBoxx $ High Yield Corporate Bond ETF			675
	Expiration February 2016, Exercise Price $73.00
89	iShares MSCI EAFE ETF			890
	Expiration February 2016, Exercise Price $50.00
177	Pfizer Inc			2,213
	Expiration March 2016, Exercise Price $26.00
140	Powershares QQQ Trust Series 1			2,940
	Expiration February 2016, Exercise Price $94.00
78	SPDR S&P500 ETF Trust			1,872
	Expiration March 2016, Exercise Price $152.00
162	SPDR S&P500 ETF Trust			4,212
	Expiration February 2016, Exercise Price $175.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $84,368)			62,929

Shares	SECURITIES SOLD SHORT - (14.0) %
	BEVERAGES - (0.0) %
100	Molson Coors Brewing Co.			9,048

	COSMETICS/PERSONAL CARE - (0.1) %
5,947	Avon Products, Inc.			20,160

	FOOD - (0.9) %
13,119	Woolworths Ltd.			225,487

	INTERNET - (0.0) %
91	Alibaba Group Holding Ltd. - ADR *			6,100

	OIL & GAS - (1.4) %
7,317	Helmerich & Payne, Inc.			371,704

	PHARMACEUTICALS - (1.3) %
4,700	Mead Johnson Nutrition Co.			340,703

	RETAIL - (1.4) %
3,800	Gap, Inc.			93,936
8,675	Nu Skin Enterprises, Inc.			274,564
				368,500
	TOYS/GAMES/HOBBIES - (1.3) %
12,389	Mattel, Inc.			341,812

	COMMODITY FUND - (0.1) %
1,496	iShares Silver Trust *			20,331

	DEBT FUND - (0.1) %
381	SPDR Barclays High Yield Bond ETF			12,653

	EQUITY FUND - (7.4) %
5,940	Industrial Select Sector SPDR Fund			296,940
5,281	iShares Russell 2000 ETF			543,468
5,584	SPDR S&P 500 ETF Trust			1,082,570
				1,922,978

	SECURITIES SOLD SHORT (Proceeds - $3,631,325)			3,639,476

	ADR - American Depositary Receipt
	EAFE - Europe, Australasia, and Far East
	ETF - Exchange Traded Fund
	ETN - Exchanged Traded Note
	MSCI - Morgan Stanley Capital International
	PLC - Public Limited Company
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
+	All or a portion of the security is held as collateral for written call, put options and securities sold short.
#	Level 3 security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
**	100 shares per contract.
^	Money market fund; interest rate reflects effective yield on January 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,151,767 including call options written, put options written and securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation			$ 228,499
	Unrealized depreciation			(626,455)
	Net unrealized depreciation			$ (397,956)

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares		Value
	COMMON STOCK - 60.0%
	AUTO PARTS & EQUIPMENT - 1.1%
30,110	Koito Manufacturing Co. Ltd. ^	$ 1,364,907
5,630	S&T Motiv Co. Ltd.	396,264
		1,761,171
	BANKS - 0.8%
92,420	CenterState Banks, Inc.	1,311,440

	BEVERAGES - 0.6%
38,430	MGP Ingredients, Inc. ^	860,063

	BIOTECHNOLOGY - 2.4%
27,595	Dynavax Technologies Corp. * ^	664,764
150,858	Enzo Biochem, Inc. * ^	715,067
9,652	Gilead Sciences, Inc. ^	801,116
48,830	Medivation, Inc. * ^	1,596,741
		3,777,688
	BUILDING MATERIALS - 2.6%
33,246	Aspen Aerogels, Inc. *	144,953
35,600	Energy Focus, Inc. * ^	380,920
180,865	NCI Building Systems, Inc. *	1,877,379
88,558	Quanex Building Products Corp. ^	1,639,209
		4,042,461
	COMMERCIAL SERVICES - 2.7%
21,905	AMN Healthcare Services, Inc. * ^	617,064
310	CPI Card Group, Inc. *	2,607
421,740	Great Lakes Dredge & Dock Corp. *	1,450,786
401,855	Information Services Group, Inc. * ^	1,539,105
18,031	On Assignment, Inc. * ^	696,898
		4,306,460
	COMPUTERS - 2.6%
4,085	Apple, Inc. ^	397,634
27,590	CANCOM SE ^	1,206,707
31,320	Ferrotec Corp. ^	334,380
31,045	Lumentum Holdings, Inc. * ^	612,518
85,714	Mattersight Corp. * ^	467,998
26,779	MIRAE Technology Co. Ltd.	290,316
48,013	Vocera Communications, Inc. * ^	690,907
		4,000,460
	DISTRIBUTION/WHOLESALE - 1.3%
73,050	LKQ Corp. *	2,001,570

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
3,705	Ellie Mae, Inc. *	258,720
24,540	Zenkoku Hosho Co. Ltd. ^	759,846
		1,018,566
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
17,519	PowerSecure International, Inc. * ^	192,359

	ELECTRONICS - 2.1%
53,790	Hitachi Maxell Ltd. ^	775,471
19,580	OSI Systems, Inc. *	1,073,376
31,350	Sparton Corp. *	537,339
73,300	Stoneridge, Inc. *	829,023
		3,215,209
	EGINGEERING & CONSTRUCTION - 1.0%
20,780	Dycom Industries, Inc. *	1,376,883
14,515	NV5 Global, Inc. * ^	275,495
		1,652,378
	ENTERTAINMENT - 1.0%
11,550	Evolution Gaming Group AB * +	408,146
99,300	Unibet Group PLC ^	1,119,868
		1,528,014
	ENVIRONMENTAL CONTROL - 3.1%
32,250	Clean Harbors, Inc. *	1,428,997
28,519	MSA Safety, Inc. ^	1,220,613
72,028	Tetra Tech, Inc. ^	1,908,022
5,846	Waste Connections, Inc. ^	350,585
		4,908,217
	FOOD - 1.3%
9,315	Amplify Snack Brands, Inc. * ^	100,602
13,100	Bakkafrost ^	432,513
13,661	Hain Celestial Group, Inc. * ^	496,987
13,500	TreeHouse Foods, Inc. *	1,071,360
		2,101,462
	HEALTHCARE - PRODUCTS - 3.7%
7,878	AtriCure, Inc. * ^	137,707
73,224	BioTelemetry, Inc. * ^	691,235
31,027	Intersect ENT, Inc. * ^	553,211
29,350	LDR Holding Corp. * ^	539,159
18,867	MiMedx Group, Inc. * ^	156,973
30,604	Spectranetics Corp. * ^	368,778
16,570	STERIS PLC	1,147,307
202,943	Trinity Biotech PLC * ^	2,149,166
		5,743,536
Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	HEALTHCARE - SERVICES - 0.5%
41,554	Cancer Genetics, Inc. * ^	$ 108,456
29,930	Ensign Group, Inc. ^	671,928
		780,384
	HOME BUILDERS - 1.0%
29,960	Thor Industries, Inc.	1,570,803

	HOME FURNISHINGS - 1.2%
90,794	Select Comfort Corp. *	1,912,122

	HOUSEWARES - 0.3%
7,953	Scotts Miracle-Gro Co. ^	546,212

	INTERNET - 2.3%
48,303	8x8, Inc. * ^	606,686
86,268	Lionbridge Technologies, Inc. * ^	399,421
54,651	Perficient, Inc. * ^	1,041,102
29,420	RingCentral, Inc. * ^	641,944
29,147	Rubicon Project, Inc. * ^	393,193
2,723	TripAdvisor, Inc. * ^	181,787
1,643	XING AG	313,204
		3,577,337
	MEDIA - 2.4%
65,127	Media General, Inc. *	1,057,662
59,335	Nexstar Broadcasting Group, Inc. ^	2,682,535
		3,740,197
	MISCELLANEOUS MANUFACTURING - 1.0%
333,003	DIRTT Environmental Solutions * ^	1,521,514

	OIL & GAS - 0.6%
365,459	Mitcham Industries, Inc. * ^	997,703

	PHARMACEUTICALS - 2.9%
30,080	Amicus Therapeutics, Inc. * ^	181,683
210,127	BioScrip, Inc. * ^	376,127
21,820	BioSpecifics Technologies Corp. * ^	833,088
10,980	Eagle Pharmaceuticals, Inc. *	789,462
27,100	H Lundbeck A/S * ^	876,412
11,035	Portola Pharmaceuticals, Inc. * ^	364,486
35,600	Relypsa, Inc. * ^	670,704
3,220	Taro Pharmaceutical Industries Ltd. * ^	469,476
		4,561,438
	RETAIL - 3.3%
9,762	Abercrombie & Fitch Co. ^	256,155
9,300	Advanced Auto Parts, Inc.	1,414,065
22,918	American Eagle Outfitters, Inc. ^	335,520
122,404	Good Times Restaurants, Inc. * ^	509,201
30,093	Mattress Firm Holding Corp. *	1,098,394
4,137	Ryohin Keikaku Co. Ltd. ^	864,907
5,892	Sonic Corp. ^	173,107
45,699	Sportsman's Warehouse Holdings, Inc. * ^	599,114
		5,250,463
	SEMICONDUCTORS - 2.5%
8,320	Brooks Automation, Inc. ^	79,290
13,878	Inphi Corp. *	385,114
28,092	Integrated Device Technology, Inc. * ^	715,784
12,204	Microchip Technology, Inc. ^	546,861
17,380	Microsemi Corp. * ^	550,946
29,184	Rovi Corp. * ^	567,921
28,590	Silicon Motion Technology Corp. ^	888,863
2,653	Skyworks Solutions, Inc. ^	182,845
		3,917,624
	SOFTWARE - 5.7%
55,858	Actua Corp. * ^	528,417
43,194	Callidus Software, Inc. * ^	666,483
18,557	Ebix, Inc. ^	633,165
9,430	Imperva, Inc. * ^	486,211
354,218	inContact, Inc. * ^	3,063,986
70,540	OPOWER, Inc * ^	599,590
9,311	Proofpoint, Inc. * ^	468,902
36,800	QAD, Inc. ^	681,168
131,114	Seachange International, Inc. * ^	815,529
6,451	SPS Commerce, Inc. * ^	421,121
19,020	UBISOFT Entertainment * ^	521,687
		8,886,259
	STORAGE/WAREHOUSING - 0.8%
46,530	Mobile Mini, Inc.	1,206,058

	TELECOMMUNICATIONS - 5.0%
30,427	Anixter International, Inc. *	1,504,311
41,123	CalAmp Corp. * ^	699,091
11,748	LogMeIn, Inc. * ^	613,716
169,141	Numerex Corp. * ^	1,052,057
21,641	ShoreTel, Inc. * ^	177,673
170,150	Sierra Wireless, Inc. * ^	2,542,041
Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	TELECOMMUNICATIONS (Continued) - 5.0%
1,760	U-Blox AG	$ 353,031
189,627	Vonage Holdings Corp. * ^	972,787
		7,914,707
	TRANSPORTATION - 1.9%
79,387	Aegean Marine Petroleum Network, Inc.	565,235
24,860	Marten Transport Ltd.	417,151
65,650	Swift Transportation Co. *	1,070,751
40,800	Werner Enterprises, Inc.	985,320
		3,038,457
	TRUCKING & LEASING - 1.5%
6,570	AMERCO ^	2,408,890

	TOTAL COMMON STOCK (Cost $96,392,018)	94,251,222

	SHORT-TERM INVESTMENTS -34.4%
	MONEY MARKET FUND - 34.4%
53,991,040	Fidelity Institutional Money Market Funds - Government Portfolio, 0.18% **	53,991,040
	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,991,040)

	TOTAL INVESTMENTS - 94.4% (Cost - $150,383,058) (a)	$ 148,242,262
	SECURITIES SOLD SHORT (27.1) % (Proceeds - $45,975,406)	(42,569,804)
	OTHER ASSETS LESS LIABILITIES - 32.7%	51,325,222
	NET ASSETS - 100.0%	$ 156,997,680

	SECURITIES SOLD SHORT - (27.1) %
	APPAREL - (0.5) %
13,051	Columbia Sportswear Co.	720,154
1,086	Under Armour, Inc. *	92,777
		812,931
	AUTO MANUFACTURERS - (0.3) %
4,970	Ferrari NV *	197,657
970	Tesla Motors, Inc. *	185,464
6,705	Wabash National Corp. *	74,157
		457,278
	AUTO PARTS & EQUIPMENT - (0.9) %
21,033	Dorman Products, Inc. *	910,728
18,230	Mobileye NV *	494,580
		1,405,308
	BANKS - (0.3) %
3,225	First Republic Bank	221,340
12,685	Home Capital Group, Inc.	259,640
		480,980
	BIOTECHNOLOGY - (0.2) %
4,720	Bavarian Nordic A/S *	196,111
5,400	Genfit *	170,933
		367,044
	BUILDING MATERIALS - (0.4) %
30,767	AAON, Inc.	662,414

	CHEMICALS - (0.7) %
15,455	American Vanguard Corp.	174,023
16,057	Balchem Corp.	901,440
		1,075,463
	COMMERCIAL SERVICES - (0.7) %
9,334	Cardtronics, Inc. *	287,581
77,200	Career Education Corp. *	222,336
12,618	Rollins, Inc.	347,626
3,980	Wirecard AG	199,831
		1,057,374
	COMPUTERS - (0.5) %
14,104	Convergys Corp.	344,702
7,856	MTS Systems Corp.	419,510
		764,212
	DISTRIBUTION/WHOLESALE - (1.0) %
212,390	Marubeni Corp.	1,000,658
6,860	Pool Corp.	579,670
		1,580,328
	DIVERSIFIED FINANCIAL SERVICES - (0.0) %
5,381	Janus Capital Group, Inc.	67,747

	ELECTRICAL COMPONENTS & EQUIPMENT - (1.0) %
5,319	Advanced Energy Industries, Inc. *	149,358
9,180	AMETEK, Inc.	431,919
18,644	Encore Wire Corp.	693,743
2,411	Littlefuse, Inc.	245,681
		1,520,701
	ELECTRONICS - (0.6) %
1,590	Coherent, Inc. *	122,859
15,916	Rogers Corp. *	755,533
		878,392
	ENERGY-ALTERNATE SOURCES - (0.2) %
17,924	Green Plains, Inc.	339,660

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	SECURITIES SOLD SHORT (Continued)
	ENTERTAINMENT - (0.3) %
77,412	Peak Resorts, Inc.	$ 424,992

	FOOD - (0.5) %
9,610	METRO AG	269,931
5,930	Snyder's-Lance, Inc.	187,210
15,130	Woolworths Ltd.	260,052
		717,193
	HEALTHCARE PRODUCTS - (1.8) %
1,863	ABIOMED, Inc. *	158,970
12,470	Accelerate Diagnostics, Inc. *	184,681
1,242	Hologic, Inc. *	42,153
3,104	ICU Medical, Inc. *	298,760
4,325	Integra LifeSciences Holdings Corp. *	265,771
25,370	Invacare Corp.	390,952
44,504	LeMaitre Vascular, Inc.	649,758
17,220	Meridian Bioscience, Inc.	331,485
24,566	Novadaq Technologies, Inc. *	270,472
3,725	ResMed, Inc.	211,208
		2,804,210
	HEALTHCARE SERVICES - (0.6) %
2,639	Amsurg Corp. *	193,148
3,859	Centene Corp. *	239,490
2,145	Magellan Health, Inc. *	122,265
8,071	Providence Service Corp. *	358,352
		913,255
	HOME FURNISHINGS - (0.5) %
25,037	iRobot Corp. *	849,505

	INTERNET - (0.4) %
3,942	ePlus, Inc. *	373,347
4,210	Wayfair, Inc. *	190,292
		563,639
	INVESTMENT COMPANIES - (0.3) %
35,605	American Capital Ltd. *	499,182

	MACHINERY - DIVERSIFIED - (2.8) %
11,316	AGCO Corp.	551,881
23,725	Chart Industries, Inc. *	384,582
38,508	Columbus McKinnon Corp.	550,664
5,430	GEA Group AG	226,974
23,703	Gorman-Rupp Co.	602,530
27,160	Kubota Corp.	392,229
3,570	Middleby Corp. *	322,585
8,761	Nordson Corp.	529,427
44,562	Toromont Industries Ltd.	902,594
		4,463,466
	METAL FABRICATE/HARDWARE - (0.3) %
18,828	Timken Co.	499,883

	MINING - (0.4) %
29,929	US Silica Holdings, Inc.	558,176

	MISCELLANEOUS MANUFACTURING - (1.0) %
13,610	American Railcar Industries, Inc.	617,894
6,576	Proto Labs, Inc. *	361,614
7,175	Standex International Corp.	518,179
		1,497,687
	OIL & GAS - (0.2) %
11,223	Diamond Offshore Drilling, Inc.	208,635
15,605	Ensco PLC	152,617
		361,252
	OIL & GAS SERVICES - (1.6) %
12,330	CARBO Ceramics, Inc.	204,062
20,075	Natural Gas Services Group, Inc. *	379,819
76,982	Pulse Seismic, Inc.	124,916
82,155	RPC, Inc.	1,024,473
17,580	SEACOR Holdings, Inc. *	808,856
		2,542,126
	PHARMACEUTICALS - (0.8) %
3,722	DexCom, Inc. *	265,304
9,200	Insys Therapeutics, Inc. *	159,620
7,900	Natural Health Trends Corp.	157,605
3,726	Neogen Corp. *	194,423
30,330	Osiris Therapeutics, Inc.	217,163
3,480	Valeant Pharmaceuticals International, Inc. *	313,966
		1,308,081
	PIPELINES - (0.2) %
11,450	Genesis Energy LP	325,409

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
Shares		Value
	SECURITIES SOLD SHORT (Continued)
	RETAIL - (2.0) %
5,040	Big Lots, Inc.	$ 195,451
4,866	Burlington Stores, Inc. *	261,450
791	Chipotle Mexican Grill, Inc. *	358,299
5,475	Dave & Buster's Entertainment, Inc. *	198,578
19,163	DSW, Inc.	460,104
2,170	Five Below, Inc. *	76,449
7,300	Genesco, Inc. *	482,822
437	Home Depot, Inc.	53,918
20,680	McDonald's Holdings Co. Japan Ltd.	406,736
5,365	Nu Skin Enterprises, Inc.	169,802
4,346	PriceSmart, Inc.	332,730
1,863	Tractor Supply Co.	164,522
		3,160,861
	SEMICONDUCTORS - (0.2) %
455	Ambarella, Inc. *	18,054
1,147	IPG Photonics Corp. *	92,712
3,508	NXP Semiconductors NV *	262,328
		373,094
	SOFTWARE - (0.9) %
6,590	2U, Inc. *	133,052
27,580	Allscripts Healthcare Solutions, Inc. *	380,052
4,861	Aspen Technology, Inc. *	157,691
16,766	Inovalon Holdings, Inc. *	283,010
15,525	ManTech International Corp.	447,586
		1,401,391
	TELECOMMUNICATIONS - (1.0) %
12,483	ARRIS International PLC	317,942
12,380	GN Store Nord	230,706
42,380	NeuStar, Inc. *	1,041,700
		1,590,348
	ASSET ALLOCATION FUND - (0.2) %
3,500	Currency Shares Euro Trust	370,783

	COMMODITY FUND - (0.1) %
6,850	VelocityShares 3x Inverse Natural Gas ETN *	81,241

	EQUITY FUNDS - (3.7) %
1	Direxion Daily Junior Gold Miners Index Bear 3X Shares *	21
1,755	Direxion Daily Semiconductors Bear 3X Shares *	84,468
5,793	iPath S&P 500 VIX Short-Term Futures ETN *	139,843
33,923	iShares MSCI Australia ETF	598,402
18,730	iShares MSCI India ETF	487,729
6,890	iShares MSCI South Korea Capped ETF	328,929
26,775	iShares Russell 2000 ETF	2,755,415
15,459	Market Vectors Semiconductor ETF	768,621
8,749	ProShares Ultra S&P 500	473,890
4,240	ProShares UltraPro Short Russell2000 *	156,880
		5,794,198

	TOTAL SECURITIES SOLD SHORT (Proceeds - $45,975,406)	42,569,804

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	LP - Limited Partnership
	MSCI - Morgan Stanley Capital International
	PLC - Public Limited Company
^	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
+	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of January 31, 2016, these securities amounted to $408,146 or 0.3% of net assets.
**	Money market fund; interest rate reflects effective yield on January 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is including securities sold short is $106,214,423 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 11,231,817
	Unrealized depreciation	(11,773,782)
	Net unrealized depreciation	$ (541,965)

Balter Long/Short Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016
							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - 0.5%
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	107,000	$ 123,831	1.078%	3/24/2025	$ (1,186)
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	52,000	60,393	1.078%	3/26/2025	(789)
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	8,000	8,931	1.078%	3/26/2025	238
Goldman Sachs International	Eicher Motors Ltd.	USD	240	64,240	1.328%	2/5/2025	(5,661)
Goldman Sachs International	Eicher Motors Ltd.	USD	140	36,167	1.328%	3/7/2025	(1,996)
Goldman Sachs International	Eicher Motors Ltd.	USD	200	51,456	1.328%	4/3/2025	(2,640)
Goldman Sachs International	Eicher Motors Ltd.	USD	220	54,310	1.328%	12/10/2025	(613)
Goldman Sachs International	King Slide Works Co. Ltd.	USD	14,000	198,818	1.078%	5/9/2024	(17,553)
Goldman Sachs International	King Slide Works Co. Ltd.	USD	3,000	36,812	1.078%	10/15/2024	2,031
Goldman Sachs International	King Slide Works Co. Ltd.	USD	2,000	25,310	1.078%	10/16/2024	585
Goldman Sachs International	King Slide Works Co. Ltd.	USD	13,000	175,397	1.078%	7/3/2025	(7,080)
Goldman Sachs International	King Slide Works Co. Ltd.	USD	6,000	71,178	1.078%	8/10/2025	6,507
Goldman Sachs International	King Slide Works Co. Ltd.	USD	2,000	25,320	1.078%	9/2/2015	575
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	19,000	103,795	1.078%	7/11/2025	108,001
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	43,000	210,706	1.078%	7/27/2025	268,620
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	7,000	37,591	1.078%	8/10/2025	40,439
Goldman Sachs International	Taiwan Paiho Ltd.	USD	235,000	380,870	1.078%	1/15/2025	200,160
Goldman Sachs International	Taiwan Paiho Ltd.	USD	25,000	56,477	1.078%	1/15/2025	5,334
Goldman Sachs International	Taiwan Paiho Ltd.	USD	29,000	63,650	1.078%	1/15/2025	8,052
Goldman Sachs International	Taiwan Paiho Ltd.	USD	4,000	6,648	1.078%	2/5/2025	3,242
Goldman Sachs International	Taiwan Paiho Ltd.	USD	35,000	88,428	1.078%	7/7/2025	(1,891)
Goldman Sachs International	Taiwan Paiho Ltd.	USD	15,000	33,585	1.078%	7/11/2025	3,502
Goldman Sachs International	Taiwan Paiho Ltd.	USD	50,000	100,221	1.078%	7/30/2025	23,402
Goldman Sachs International	Vectura Group PLC	GBP	170,150	260,830	1.110%	3/17/2025	35,270
Goldman Sachs International	Vectura Group PLC	GBP	32,200	47,617	1.110%	4/3/2025	9,150
Goldman Sachs International	Vectura Group PLC	GBP	23,723	35,630	1.110%	4/14/2025	5,962
Goldman Sachs International	Vectura Group PLC	GBP	12,227	18,501	1.110%	4/16/2025	2,878
Goldman Sachs International	Vectura Group PLC	GBP	15,000	22,951	1.110%	4/16/2025	3,170
Goldman Sachs International	Vectura Group PLC	GBP	28,970	45,409	1.110%	5/2/2025	4,586
Goldman Sachs International	Vectura Group PLC	GBP	25,624	44,628	1.110%	6/18/2025	(2,278)
Goldman Sachs International	Vectura Group PLC	GBP	16,815	29,304	1.110%	6/19/2025	(1,522)
Goldman Sachs International	Vectura Group PLC	GBP	34,830	60,301	1.110%	9/4/2025	(2,586)
Goldman Sachs International	Vectura Group PLC	GBP	27,000	46,007	1.110%	11/27/2025	(957)
Goldman Sachs International	Vectura Group PLC	GBP	8,341	13,963	1.110%	2/2/2026	59
Goldman Sachs International	Voltronic Power Technology Corp.	USD	17,000	220,323	1.078%	10/2/2025	42,377
Goldman Sachs International	Voltronic Power Technology Corp.	USD	9,000	129,770	1.078%	10/14/2025	9,306
Goldman Sachs International	Voltronic Power Technology Corp.	USD	14,000	174,927	1.078%	10/16/2025	41,414
Goldman Sachs International	Voltronic Power Technology Corp.	USD	3,000	46,766	1.078%	10/31/2025	(407)
Goldman Sachs International	Voltronic Power Technology Corp.	USD	12,000	165,111	1.078%	11/14/2025	20,324
				$ 3,376,172			$ 798,025

	SHORT TOTAL RETURN SWAP CONTRACTS - 0.0%
Goldman Sachs International	BTG PLC	GBP	25,500	$ 171,249	0.002%	4/28/2025	$ 31,147
Goldman Sachs International	BTG PLC	GBP	10,520	75,306	0.002%	5/22/2025	19,459
Goldman Sachs International	BTG PLC	GBP	2,640	19,978	0.002%	7/9/2025	6,415
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	7,154	19,506	(1.048)%	12/11/2024	(1,761)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	8,423	24,323	(1.048)%	12/12/2024	(147)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	3,869	11,156	(1.048)%	12/13/2024	(91)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	3,977	10,968	(1.048)%	12/16/2024	(803)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	10,384	28,692	(1.048)%	12/18/2024	(2,017)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	5,600	15,501	(1.048)%	12/18/2024	(1,048)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	5,170	14,258	(1.048)%	3/21/2025	(1,044)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	3,910	10,920	(1.048)%	3/24/2025	(595)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	7,350	20,723	(1.048)%	4/3/2025	(839)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	10,162	29,272	(1.048)%	6/11/2025	(281)
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	10,000	32,874	(1.048)%	8/31/2025	5,498
Goldman Sachs International	Metcash Ltd.	AUD	190,900	250,405	(1.250)%	3/13/2025	(55,520)
Goldman Sachs International	Metcash Ltd.	AUD	172,000	231,220	(1.250)%	4/28/2025	(49,398)
Goldman Sachs International	Metcash Ltd.	AUD	59,500	87,752	(1.250)%	10/28/2025	(15,300)
Goldman Sachs International	Tesco PLC	GBP	13,350	25,918	0.002%	11/14/2024	3,930
Goldman Sachs International	Tesco PLC	GBP	34,200	57,279	0.002%	11/14/2024	(2,872)
Goldman Sachs International	Tesco PLC	GBP	9,530	23,148	0.002%	3/6/2025	9,399
Goldman Sachs International	Tesco PLC	GBP	25,500	57,267	0.002%	4/25/2025	18,521
Goldman Sachs International	Weir Group PLC	GBP	5,530	84,197	0.002%	1/29/2025	51,605
Goldman Sachs International	Woolworths Ltd.	AUD	2,550	72,067	1.550%	4/28/2025	7,187
Goldman Sachs International	Woolworths Ltd.	AUD	910	23,944	1.550%	8/26/2025	1,309
Goldman Sachs International	Woolworths Ltd.	AUD	9,980	240,181	1.550%	1/30/2026	(1,510)
				$ 1,638,104			$ 21,244
AUD - Australian Dollar
GBP - British Pound
USD - U.S. Dollar

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value. Total Return Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The board has also engaged a third party valuation firm to attend valuation meetings held by the trust, review minutes of such meetings and report to the board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments carried at fair value:

Balter Discretionary Global Macro Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 223,558	$ -	$ -	$ 223,558
Long Futures Contracts	489,887	-	-	489,887
Money Market Funds	117,273,101	-	-	117,273,101
Total	$ 117,986,546	$ -	$ -	$ 117,986,546
Liabilities *
Call Options Written	$ 56,000	$ 439,604	$ -	$ 495,604
Forward Currency Contracts	156,293	-	-	156,293
Put Options Written	199,619	-	-	199,619
Short Futures Contracts	460,680	-	-	460,680
Total	$ 872,592	$ 439,604	$ -	$ 1,312,196

Balter European L/S Small Cap Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 951,027	$ -	$ -	$ 951,027
Money Market Funds	15,420,191	-	-	15,420,191
Mutual Fund	22,463	-	-	22,463
Short Total Return Swap Contracts	-	26,107	-	26,107
Warrant	634	-	-	634
Total	$ 16,394,315	$ 26,107	$ -	$ 16,420,422
Liabilities**
Securities Sold Short	$ 189,457	$ -	$ -	$ 189,457
Long Total Return Swaps	-	538,053	-	538,053
Total	$ 189,457	$ 538,053	$ -	$ 727,510

Balter Event Driven Fund
Assets **	Level 1	Level 2	Level 3	Total
Bank Debt	$ 92,384	$ -	$ -	$ 92,384
Common Stock	8,573,598	95,520	23,115	8,692,233
Corporate Bonds	-	205,363	-	205,363
Call Options Purchased	5,850	-	-	5,850
Put Options Purchased	96,016	-	-	96,016
Exchange Traded Note	136,705	-	-	136,705
Money Market Funds	16,228,236	-	-	16,228,236
Warrant	79	-	-	79
Total	$ 25,132,868	$ 300,883	$ 23,115	$ 25,456,866
Liabilities**
Call Options Written	$ 650	$ -	$ -	$ 650
Put Options Written	62,929	-	-	62,929
Securities Sold Short	3,639,476	-	-	3,639,476
Total	$ 3,703,055	$ -	$ -	$ 3,703,055

Balter Long/Short Equity Fund
Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$ 94,251,222	$ -	$ -	$ 94,251,222
Money Market Funds	53,991,040	-	-	53,991,040
Long Total Return Swap Contracts	-	798,025	-	798,025
Short Total Return Swap Contracts	-	21,244	-	21,244
Total	$ 148,242,262	$ 819,269	$ -	$ 149,061,531
Liabilities**
Securities Sold Short	$ 42,569,804	$ -	$ -	$ 42,569,804
Total	$ 42,569,804	$ -	$ -	$ 42,569,804
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Consolidated Portfolio of Investments for industry classification.
** Refer to the Portfolio of Investments for industry classification.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Balter Long/Short Equity Fund	Furiex Pharmaceuticals, Inc.
Beginning Balance 10/31/15	$ 72,708
Total realized gain (loss)	1,712
Change in Appreciation (Depreciation)	-
Cost of Purchases	-
Proceeds from Sales	(74,420)
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance 1/31/16	$ -
The security (above) is classified as a Level 3 security due to a lack of market activity. The security was acquired due to a corporate action consisting of a cash tender and a spinoff of a contingent value right. The fund received a cash tender of $10.00 per share on December 10, 2015.

Balter Event Driven Fund	Point Blank Solutions, Inc.	CDC Corp.	Trident Microsystems, Inc.	Total
Beginning Balance 12/28/15	$ -	$ -	$ -	$ -
Total realized gain (loss)	-	-	-	-
Change in Appreciation (Depreciation)	-	(8,500)	9,248	748
Cost of Purchases	2,470	13,731	6,166	22,367
Proceeds from Sales	-	-	-	-
Accrued Interest	-	-	-	-
Net transfers in/out of level 3	-	-	-	-
Ending Balance 1/31/16	$ 2,470	$ 5,231	$ 15,414	$ 23,115
The significant unobservable inputs used in the fair value measurement of the Balter Event Driven Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment (2) review of any contingencies that could dilute the value of the investment and (3) review of any liquidation distributions for each investment. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Global Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. Significant intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund's Investment in the CFC is as follows:

		CFC Net Assets at	% of the Fund's Total Net
	Inception Date of SPC	January 31, 2016	Assets at January 31, 2016
Balter Discretionary Global Macro Offshore Ltd.	6/5/2015	$ 4,486,212	3.51%

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Underlying Investment in other Investment Companies - The Funds currently invest a portion of their assets in the Fidelity Institutional Money Market Funds - Government Portfolio the "Fidelity Fund". The Funds may redeem their investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The Fidelity Fund normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds' financial statements. As of January 31, 2016 the percentage of the Funds' net assets invested in the Fidelity Fund was 26.3%, 34.4%, 60.9% and 62.6% for the Balter Discretionary Global Macro Fund, the Long/Short Equity Fund, Balter European L/S Small Cap Fund and the Balter Event Driven Fund, respectively.

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of January 31, 2016 categorized by risk exposure.

Balter Discretionary Global Macro Fund
Unrealized apprecation/(depreciation) on derivatives
	Commodity Contracts	Currency	Equity	Interest Rate Contracts	Total Value at January 31, 2016
Futures	$ (231,654)	$ 299,000	$ -	$ (38,139)	$ 29,207
Forward Currency Contracts	-	(156,293)	-	-	(156,293)
Written Options	(73,260)	35,812	(19,964)	(1,500)	(58,912)
Total	$ (304,914)	$ 178,519	$ (19,964)	$ (39,639)	$ (185,998)

Balter Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

Balter European L/S Small Cap Fund
Unrealized apprecation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2016
Swaps	$ (511,946)	$ (511,946)
Total	$ (511,946)	$ (511,946)

Balter Event Driven Fund
Unrealized apprecation/(depreciation) on derivatives
	Equity	Interest Rate	Total Value at January 31, 2016
Purchased Options	$ (70,875)	$ (1,591)	$ (72,466)
Written Options	22,545	1,112	23,657
Total	$ (48,330)	$ (479)	$ (48,809)

Balter Long/Short Equity Fund
Unrealized apprecation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2016
Swaps	$ 819,269	$ 819,269
Total	$ 819,269	$ 819,269

Transactions in option contracts written during the period ended January 31, 2016 we as follows:

Balter Discertionary Global Macro Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	964	$ 409,202
Options Written	1,953	1,240,951
Options Closed	(1,294)	(820,993)
Options Exercised	-	-
Options Expired	(536)	(192,849)
Outstanding at the end of the period	1,087	$ 636,311

Balter Event Driven Fund
	Contracts	Premiums Received
Outstanding at the beginning of the period	0	$ -
Options Written	1,777	137,299
Options Closed	(499)	(49,609)
Options Exercised	-	-
Options Expired	(19)	(454)
Outstanding at the end of the period	1,259	$ 87,236

The notional value of the derivative instruments outstanding as of January 31, 2016 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/30/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/30/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/30/16